Consolidated Statements of Comprehensive Income - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Statement of comprehensive income [abstract]
Net (loss) income	$ (1,435)	$ 1,516
Items that may be reclassified subsequently to profit or loss:
Unrealized gains (losses) on derivatives designated as cash flow hedges, net of tax ($11) and $3	8	(16)
Realized (gains) losses on derivatives designated as cash flow hedges, net of tax $2 and ($9)	(2)	23
Currency translation adjustments, net of tax $nil and $nil	(9)	9
Items that will not be reclassified to profit or loss:
Actuarial gain (loss) on post-employment benefit obligations, net of tax $nil and ($6)	(2)	18
Net change on equity investments, net of tax $nil and $nil	16	4
Total other comprehensive income	11	38
Total comprehensive (loss) income	(1,424)	1,554
Attributable to:
Equity holders of Barrick Gold Corporation	(1,534)	1,476
Non-controlling interests	$ 110	$ 78